Stock Options and Restricted Shares (Tables)	12 Months Ended
Mar. 31, 2025
Stock Options and Restricted Shares [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity during the years ended March 31, 2023, 2024 and 2025 is as follows:

			Weighted
		Weighted	average
	Number of	average	remaining
	stock	exercise	contractual
	options	price	life (years)
		$

Outstanding as of April 1, 2022	350,000	1.97	2.36
Exercised	(50,000)	-	-
Cancelled	(75,000)	-	-
Outstanding as of March 31, 2023	225,000	1.97	1.36
Exercised	(30,000)	-	-
Cancelled	-	-	-
Outstanding as of March 31, 2024	195,000	1.97	0.36
Exercised	-	-	-
Expired	(195,000)	-	-
Outstanding as of March 31, 2025	-	-	-
Exercisable as of March 31, 2024	195,000	1.97	0.36
Exercisable as of March 31, 2025	-	-	-

Schedule of Restricted Shares Activity

A summary of restricted shares activity during the years ended March 31, 2024 and 2025 is as follows:

	Number of	Weighted
	non-vested	Average
	restricted shares	grant date fair value
		$

Outstanding as of April 1, 2023	190,000	2.13
Granted	300,000	-
Forfeited	(15,000)	-
Outstanding as of March 31, 2024	475,000	1.95
Vested	(175,000)	-

Outstanding as of March 31, 2025	300,000	1.94